Acquisitions - Summary of Purchase Price Allocation (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Business Combination, Transactions [Line Items]
Goodwill	¥ 827,149	¥ 783,888	¥ 768,552
Measurement Period Adjustments [Member]
Business Combination, Transactions [Line Items]
Prepaid expenses and other current assets			(98)
Goodwill			(1,206)
Total assets			(1,304)
Accrued income and other taxes			(69)
Deferred income taxes			(1,235)
Total liabilities			(1,304)
Previously Reported [Member]
Business Combination, Transactions [Line Items]
Cash and cash equivalents			12,971
Notes and accounts receivable, trade and contract assets			32,287
Prepaid expenses and other current assets			10,220
Securities investments and other			1,476
Intangibles, net			420,534
Goodwill			237,271
Other			10,023
Total assets			724,782
Notes and accounts payable, trade			1,731
Accounts payable, other and accrued expenses			70,675
Accrued income and other taxes			3,082
Long-term debt			148,621
Accrued pension and severance costs			1,947
Deferred income taxes			94,849
Other			5,564
Total liabilities			326,469
Acquired Assets and Liabilities at Fair Value Final [Member]
Business Combination, Transactions [Line Items]
Cash and cash equivalents			12,971
Notes and accounts receivable, trade and contract assets			32,287
Prepaid expenses and other current assets			10,122
Securities investments and other			1,476
Intangibles, net			420,534
Goodwill			236,065
Other			10,023
Total assets			723,478
Notes and accounts payable, trade			1,731
Accounts payable, other and accrued expenses			70,675
Accrued income and other taxes			3,013
Long-term debt			148,621
Accrued pension and severance costs			1,947
Deferred income taxes			93,614
Other			5,564
Total liabilities			¥ 325,165
AEGON Sony Life Insurance Co., Ltd. and SA Reinsurance Ltd
Business Combination, Transactions [Line Items]
Cash and cash equivalents	27,380
Marketable securities	530,851
Prepaid expenses and other current assets	21,933
Securities investments and other	15,329
Goodwill	3,609
Other	406
Total assets	599,508
Future insurance policy benefits and other	66,599
Policyholders' account in the life insurance business	495,248
Other	4,979
Total liabilities	¥ 566,826